SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (excluding the six months ended June 30, 2022)	$ 354,940
2022	411,585	$ 815,484
2023	27,000	411,585
Thereafter	15,750
Total	$ 809,275	1,269,819	$ 2,310,907
2024		27,000
Thereafter		$ 15,750